Going Concern uncertainties	12 Months Ended
Dec. 31, 2021
Going Concern Uncertainties
Going Concern uncertainties

Note 2 – Going Concern uncertainties

The Company monitors its funding position on a monthly basis to ensure that it has access to sufficient li- quidity to meet its forecasted cash requirements. Analyses are run to reflect different scenarios including, but not limited to, cash runway, human capital resources and pipeline priorities in order to identify liquid- ity risk and enable Management and the Board of Directors to prepare for new financing transaction and/ or take relevant expense management activities to allow the Company to continue as a going concern.

As of the date of these financial statements the Company, with it's current strategic plans, anticipates that the current cash position and the cash requirements per the 2022 Annual Budget will provide a positive cash runway until April 2023 but will exceed the terms of liquidity covenant as part of the Oberland Note Purchase Agreement and hence, a working capital deficit in September 2022 without additional financing and/or cost reductions. While reviewing the Company's strategic plans and priorities, Management and the Board of Directors are working on extending the cash runway by means of new additional funding for the Company, either through issuance of shares, issuance of debt instruments, establishment of royalty arrangements, divestments, expense management activities or a combination of such, and on this basis believes it is probable that sufficient resources will be obtained in due time prior to the end of September 2022 to enable the Company to continue its activities as planned well into 2023. On this basis Manage- ment has prepared the financial statements based on a going concern assumption.

Since such new source of funding is not obtained of the date of these financial statements, substantial doubt regarding going concern exist, and therefore the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.